Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.29%
Corporate Revenue Bond — 1.01%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$ 898,107
		898,107
Education Revenue Bonds — 15.38%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	459,978
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	513,081
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	328,055
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	444,368
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	437,060
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	564,816
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	542,260
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	560,983
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	750,000	850,658
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	524,540
5.00% 10/1/35	555,000	668,575

(St. Catherine University) Series A 5.00% 10/1/35	565,000	687,215
(St. John's University) Series 8-I 5.00% 10/1/31	130,000	149,338
(St. Olaf College)
3.00% 10/1/41	415,000	455,566
Series 8-G 5.00% 12/1/31	125,000	144,509
NQ-309 [11/21] 1/22 (1985281)    1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/32	125,000	$ 144,471
(University of St. Thomas)
4.00% 10/1/36	300,000	351,288
5.00% 10/1/34	350,000	441,060
5.00% 10/1/35	750,000	943,912
Series 7-U 4.00% 4/1/26	1,400,000	1,461,418
Series A 5.00% 10/1/29	630,000	766,798
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	357,626
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	159,230
(Hmong College Prep Academy Project) Series A 5.00% 9/1/40	1,000,000	1,186,650
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	285,340
University of Minnesota
(State Supported Biomedical Science Research Facilities Funding Program) Series A 5.00% 8/1/36	200,000	294,070
		13,722,865
Electric Revenue Bonds — 5.98%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) Series E 5.00% 1/1/23	1,000,000	1,003,880
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	290,733
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	561,585
Series A 5.00% 10/1/30	240,000	269,561
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	174,103
5.00% 1/1/30	235,000	279,596
5.00% 1/1/31	350,000	405,482
Series A 5.00% 1/1/25	200,000	209,720
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	362,793
Series A 5.00% 12/1/29	500,000	603,015
2    NQ-309 [11/21] 1/22 (1985281)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/31	575,000	$ 691,593
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	482,562
		5,334,623
Healthcare Revenue Bonds — 22.44%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	289,786
Apple Valley Senior Living Revenue
(PHS Apple Valley Senior Housing, Inc.- Orchard Path Phase II Project) 4.00% 9/1/61	370,000	388,503
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	475,000	397,048
3rd Tier Series C 5.00% 1/1/32	400,000	301,640
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	263,683
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	259,648
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/24	600,000	672,762
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	102,795
4.00% 9/1/39	100,000	100,997
Crookston Health Care Facilities Revenue
(RiverView Health Project) 5.00% 5/1/38	400,000	425,692
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	487,867
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	903,292
Series A 5.00% 2/15/48	390,000	462,599
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	767,925
NQ-309 [11/21] 1/22 (1985281)    3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	$ 449,456
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	272,516
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	348,334	347,794
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	561,085
5.00% 5/1/28	1,000,000	1,207,470

(North Memorial Health Care) 5.00% 9/1/31	320,000	362,589
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	500,000	606,060
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	575,875
Series A 5.00% 11/15/34	500,000	575,875
Series A 5.00% 11/15/35	500,000	622,545
Series A 5.00% 11/15/49	1,000,000	1,223,840
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	539,460
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,468,039
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	578,542
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	992,720
Series A 5.00% 5/1/26	220,000	261,032
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	331,499
4    NQ-309 [11/21] 1/22 (1985281)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/32	1,000,000	$ 1,145,600
Series A 5.00% 7/1/33	200,000	228,890
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	514,780
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	135,239
5.00% 8/1/35	150,000	162,165
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	517,565
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	524,210
		20,029,083
Housing Revenue Bonds — 0.65%
Minnesota Housing Finance Agency Residential Housing Finance
Series I 2.00% 7/1/40	290,000	290,711
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	292,675
		583,386
Lease Revenue Bonds — 4.17%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,170,917
Series A 5.00% 6/1/43	715,000	759,101
Series B 5.00% 3/1/27	1,000,000	1,011,920
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series A 4.00% 8/1/33	655,000	777,374
		3,719,312
Local General Obligation Bonds — 17.25%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	1,000,000	1,176,920
NQ-309 [11/21] 1/22 (1985281)    5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	$ 282,343
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,806,600
Series A 5.00% 12/1/38	1,055,000	1,298,188
Series C 5.00% 12/1/30	1,500,000	1,816,425
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	2,365,000	3,161,981
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	260,299
Series B 4.00% 2/1/36	465,000	550,179
Series B 4.00% 2/1/37	600,000	721,344
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	592,080
Virginia, Minnesota
(General Obligation Sales Tax Revenue) Series A 4.00% 2/1/38 (AGM)	1,000,000	1,136,110
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,420,000	2,592,086
		15,394,555
Pre-Refunded/Escrowed to Maturity Bonds — 3.90%
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	441,958
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	325,000	335,283
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	193,433
Series A 5.00% 11/15/30-25 §	120,000	140,678
University of Minnesota
Series D 5.00% 12/1/26-21 §	1,000,000	1,000,000
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24 §	1,250,000	1,372,262
		3,483,614
Special Tax Revenue Bonds — 3.29%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	150,000	164,185
6    NQ-309 [11/21] 1/22 (1985281)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	$ 942,822
Series A-1 4.554% 7/1/46 ^	530,000	177,232
Series A-1 4.75% 7/1/53	655,000	742,318
Series A-2 4.536% 7/1/53	378,000	423,519
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	435,000	490,184
		2,940,260
State General Obligation Bonds — 16.54%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	345,000	335,513
Minnesota
Series A 5.00% 8/1/30	450,000	569,804
Series A 5.00% 8/1/30	2,000,000	2,587,420
Series A 5.00% 9/1/31	500,000	680,555
Series A 5.00% 8/1/33	285,000	360,864
Series A 5.00% 8/1/34	1,000,000	1,265,690
Series A 5.00% 8/1/35	2,000,000	2,570,660
Series A 5.00% 8/1/40	750,000	976,177
Series D 5.00% 8/1/26	2,500,000	3,006,500
Series D 5.00% 8/1/27	1,500,000	1,801,590
Series E 5.00% 10/1/26	500,000	604,365
		14,759,138
Transportation Revenue Bonds — 5.45%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	712,712
Series B 5.00% 1/1/31	750,000	752,790
Series B 5.00% 1/1/44 (AMT)	1,600,000	1,963,136
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	480,820
Series A 4.00% 8/1/27	545,000	579,880
Series A 4.00% 8/1/28	350,000	370,990
		4,860,328
NQ-309 [11/21] 1/22 (1985281)    7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 2.23%
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	575,000	$ 667,541
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	651,942
Series C 4.00% 3/1/32	585,000	673,733
		1,993,216
Total Municipal Bonds (cost $83,755,013)		87,718,487

Short-Term Investments — 0.67%
Variable Rate Demand Note — 0.67%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.03% 11/15/48 (LOC – Wells Fargo Bank N.A.)	600,000	600,000
Total Short-Term Investments (cost $600,000)		600,000
Total Value of Securities—98.96% (cost $84,355,013)		88,318,487

Receivables and Other Assets Net of Liabilities—1.04%		927,067
Net Assets Applicable to 8,009,435 Shares Outstanding—100.00%		$89,245,554
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $1,880,487, which represents 2.11% of the Fund's net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2021.
8    NQ-309 [11/21] 1/22 (1985281)

(Unaudited)
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
NQ-309 [11/21] 1/22 (1985281)    9